ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details)	Dec. 31, 2022
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	1200.00%
Top of range
Summary of the Corporation's Capital [Line Items]
Target return	1500.00%